Consolidated Balance Sheet Components - Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Estimated useful lives of property and equipment
Total property and equipment	$ 1,277	$ 1,277
Less: Accumulated depreciation	(780)	(380)
Property and equipment, net	497	897
Depreciation expense	400	198
Computer equipment
Estimated useful lives of property and equipment
Total property and equipment	336	336
Furniture and fixtures
Estimated useful lives of property and equipment
Total property and equipment	621	621
Leasehold improvements
Estimated useful lives of property and equipment
Total property and equipment	$ 320	$ 320